Other receivables (Tables)	12 Months Ended
Mar. 31, 2025
Other Receivables
Schedule of other receivables

	As of March 31,
	2025	2024
Others	$89,493	$88,208
Impairment	(58,510)	(59,197)
Other receivables – Continuing operations	30,983	29,011
Other receivables – Discontinued operations	—	4,734
Total	$30,983	$33,745